Document and Entity Information	Jan. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2019
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
AIG Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	SUNAX
AIG Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	SUNCX
AIG Commodity Strategy Fund | Class W
Prospectus:
Trading Symbol	SUNWX
AIG Focused Multi-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	FOCAX
AIG Focused Multi-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	FOCCX
AIG Focused Multi-Cap Growth Fund | Class W
Prospectus:
Trading Symbol	FOCWX
AIG Focused Alpha Large-Cap Fund | Class A
Prospectus:
Trading Symbol	SFLAX
AIG Focused Alpha Large-Cap Fund | Class C
Prospectus:
Trading Symbol	SFLCX
AIG Focused Alpha Large-Cap Fund | Class W
Prospectus:
Trading Symbol	SFLWX
AIG Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX
AIG Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
AIG Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX
AIG Small-Cap Fund | A Shares
Prospectus:
Trading Symbol	SASAX
AIG Small-Cap Fund | C Shares
Prospectus:
Trading Symbol	SASCX
AIG Small-Cap Fund | W Shares
Prospectus:
Trading Symbol	SASWX
AIG ESG Dividend Fund | A Shares
Prospectus:
Trading Symbol	EDFAX
AIG ESG Dividend Fund | C Shares
Prospectus:
Trading Symbol	EDFCX
AIG ESG Dividend Fund | W Shares
Prospectus:
Trading Symbol	EDFWX